Schedule of Investments (unaudited)	iShares® MSCI Global Gold Miners ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.6%
De Grey Mining Ltd.(a)(b)	5,730,940	$4,608,106
Newcrest Mining Ltd.	1,266,713	22,211,597
Red 5 Ltd.(a)	13,512,234	3,701,337
St. Barbara Ltd.	4,474,976	4,036,775
West African Resources Ltd.(a)	4,761,070	4,409,500
Westgold Resources Ltd.	3,413,696	3,485,694
		42,453,009
Canada — 48.5%
Agnico Eagle Mines Ltd.	815,127	43,203,632
Alamos Gold Inc., Class A	1,174,490	8,765,613
Argonaut Gold Inc.(a)	2,799,322	2,611,535
B2Gold Corp.	2,908,685	11,544,135
Barrick Gold Corp.	3,451,445	70,701,617
Calibre Mining Corp.(a)(b)	2,913,434	2,810,127
Centerra Gold Inc.	764,244	5,963,623
Eldorado Gold Corp.(a)	671,802	5,385,676
Equinox Gold Corp.(a)	1,023,885	6,022,615
IAMGOLD Corp.(a)	1,993,238	4,412,433
Kinross Gold Corp.	3,291,447	14,780,740
Lundin Gold Inc.(a)	458,321	3,580,038
New Gold Inc.(a)	3,100,159	4,019,655
SSR Mining Inc.	586,836	11,413,342
Torex Gold Resources Inc.(a)	407,223	3,998,663
Wesdome Gold Mines Ltd.(a)	553,648	5,090,664
Wheaton Precious Metals Corp.	537,794	22,211,613
Yamana Gold Inc.	2,580,692	13,874,140
		240,389,861
China — 4.8%
Zijin Mining Group Co. Ltd., Class A	2,925,300	4,408,437
Zijin Mining Group Co. Ltd., Class H	14,206,000	19,188,031
		23,596,468
Indonesia — 1.1%
Aneka Tambang Tbk	32,208,500	5,523,272

Peru — 1.3%
Cia. de Minas Buenaventura SAA, ADR	754,376	6,442,371

Russia — 0.0%
Polymetal International PLC(c)	822,891	131
Polyus PJSC(c)	62,547	10
		141
South Africa — 9.3%
AngloGold Ashanti Ltd.	1,065,306	18,351,553
Security	Shares	Value

South Africa (continued)
DRDGOLD Ltd.	3,888,697	$2,685,496
Gold Fields Ltd.	1,963,404	18,801,156
Harmony Gold Mining Co. Ltd.	1,876,246	6,322,037
		46,160,242
Turkey — 0.7%
Koza Altin Isletmeleri AS(a)(b)	294,744	3,550,133

United Kingdom — 1.6%
Centamin PLC	4,740,232	4,812,740
Hochschild Mining PLC	2,387,462	3,311,062
		8,123,802
United States — 23.5%
Coeur Mining Inc.(a)(b)	1,180,747	4,593,106
McEwen Mining Inc.(a)	3,621,899	2,136,921
Newmont Corp.	1,620,924	109,979,693
		116,709,720

Total Common Stocks — 99.4%
(Cost: $523,277,526)		492,949,019

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	874,024	874,024
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	180,000	180,000
		1,054,024
Total Short-Term Securities — 0.2%
(Cost: $1,053,681)		1,054,024

Total Investments in Securities — 99.6%
(Cost: $524,331,207)		494,003,043

Other Assets Less Liabilities — 0.4%		1,973,466

Net Assets — 100.0%		$495,976,509

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,683,523	$—		$(4,807,882	)(a)	$(696)	$(921)	$874,024	874,024	$46,761	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	50,000	(a)	—		—	—	180,000	180,000	413		—
						$(696)	$(921)	$1,054,024		$47,174		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	14	06/16/22	$2,775	$7,302

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$363,541,952	$129,406,926	$141	$492,949,019
Money Market Funds	1,054,024	—	—	1,054,024
	$364,595,976	$129,406,926	$141	$494,003,043
Derivative financial instruments(a)
Assets
Futures Contracts	$7,302	$—	$—	$7,302

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

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